UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

Intelligent Real Estate ETF  Tailored Shareholder Report

semi-annual Shareholder Report July 31, 2024 Intelligent Real Estate ETF Ticker: REAI (Listed on Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Intelligent Real Estate ETF  (the "Fund") for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.armadaetfs.com. You can also request this information by contacting us at (800) 693-8288 or by writing the Fund at, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intelligent Real Estate ETF	$29	0.59%

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$3,730
Number of Holdings	40
Annual Portfolio Turnover	86%

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
BXP, Inc.	3.2
Kimco Realty Corp.	3.2
Crown Castle, Inc.	3.2
Prologis, Inc.	3.2
Gaming and Leisure Properties, Inc.	3.1
American Tower Corp.	3.1
SBA Communications Corp.	3.1
VICI Properties, Inc.	3.1
Weyerhaeuser Co.	3.1
Omega Healthcare Investors, Inc.	3.0

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.armadaetfs.com.

Residential REIT ETF Tailored Shareholder Report

semi-annual Shareholder Report July 31, 2024 Residential REIT ETF Ticker: HAUS (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Residential REIT ETF (the "Fund") for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.armadaetfs.com. You can also request this information by contacting us at (800) 693-8288 or by writing the Fund at, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Residential REIT ETF	$30	0.60%

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$2,741
Number of Holdings	23
Annual Portfolio Turnover	9%

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
NexPoint Residential Trust, Inc.	5.1
UMH Properties, Inc.	5.0
Apartment Investment and Management Co.	4.8
Elme Communities	4.7
CareTrust REIT, Inc.	4.7
Welltower, Inc.	4.7
Veris Residential, Inc.	4.7
Sun Communities, Inc.	4.7
Equity LifeStyle Properties, Inc.	4.6
BRT Apartments Corp.	4.6

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.armadaetfs.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements
July 31, 2024 (Unaudited)

Tidal ETF Trust
• Intelligent Real Estate ETF	| REAI	| Nasdaq Stock Market, LLC
• Residential REIT ETF	| HAUS	| Cboe BZX Exchange, Inc.

Armada ETFs

Schedule of Investments	Intelligent Real Estate ETF
July 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 100.1%	Shares	Value
Alexandria Real Estate Equities, Inc.	882	$103,450
American Tower Corp.	530	116,812
Americold Realty Trust, Inc.	2,721	81,331
Apple Hospitality REIT, Inc.	4,760	70,400
AvalonBay Communities, Inc.	505	103,485
BXP, Inc.	1,674	119,373
Camden Property Trust	625	69,219
Cousins Properties, Inc.	2,978	81,925
Crown Castle, Inc.	1,070	117,786
Digital Realty Trust, Inc.	705	105,390
Douglas Emmett, Inc.	5,128	82,509
Equinix, Inc.	138	109,053
Equity LifeStyle Properties, Inc.	1,068	73,350
Extra Space Storage, Inc.	652	104,072
Federal Realty Investment Trust	687	76,704
First Industrial Realty Trust, Inc.	1,442	78,906
Gaming and Leisure Properties, Inc.	2,331	117,016
Healthpeak Properties, Inc.	3,527	76,959
Host Hotels & Resorts, Inc.	5,721	100,175
Hudson Pacific Properties, Inc.	14,039	84,094
Invitation Homes, Inc.	1,938	68,353
Kimco Realty Corp.	5,438	118,168
Kite Realty Group Trust	3,136	77,334
Mid-America Apartment Communities, Inc.	485	67,788
Omega Healthcare Investors, Inc.	3,098	112,767
Park Hotels & Resorts, Inc.	4,681	70,496
Prologis, Inc.	933	117,605
Public Storage	356	105,347
Realty Income Corp.	1,946	111,759
Regency Centers Corp.	1,113	74,949
Rexford Industrial Realty, Inc.	1,541	77,219
SBA Communications Corp.	529	116,137
Simon Property Group, Inc.	696	106,794
STAG Industrial, Inc. - Class A	1,938	79,090
Sun Communities, Inc.	869	110,128
Sunstone Hotel Investors, Inc.	6,796	70,407
UDR, Inc.	1,683	67,438
VICI Properties, Inc.	3,665	114,568
Vornado Realty Trust	2,679	80,343
Weyerhaeuser Co.	3,584	113,828
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,479,714)		3,732,527

TOTAL INVESTMENTS - 100.1% (Cost $3,479,714)		3,732,527
Liabilities in Excess of Other Assets - (0.1)%		(2,825)
TOTAL NET ASSETS - 100.0%		$3,729,702

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Residential REIT ETF
July 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 99.9%	Shares	Value
American Homes 4 Rent - Class A	3,282	$118,447
Apartment Investment and Management Co. (a)	14,861	131,669
AvalonBay Communities, Inc.	582	119,264
BRT Apartments Corp.	6,672	125,033
Camden Property Trust	1,085	120,164
CareTrust REIT, Inc.	4,795	129,273
Centerspace	1,763	123,110
Elme Communities	7,855	129,293
Equity LifeStyle Properties, Inc.	1,846	126,783
Equity Residential	1,745	121,504
Essex Property Trust, Inc.	426	118,581
Extra Space Storage, Inc.	750	119,715
Independence Realty Trust, Inc.	6,585	122,810
Invitation Homes, Inc.	3,340	117,802
Mid-America Apartment Communities, Inc.	844	117,966
NexPoint Residential Trust, Inc.	3,188	139,284
Public Storage	406	120,144
Sun Communities, Inc.	1,007	127,617
UDR, Inc.	2,928	117,325
UMH Properties, Inc.	7,662	136,077
Veris Residential, Inc.	8,138	127,848
Welltower, Inc.	1,155	128,494
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,621,549)		2,738,203

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23% (b)	4,255	4,255
TOTAL SHORT-TERM INVESTMENTS (Cost $4,255)		4,255

TOTAL INVESTMENTS - 100.0% (Cost $2,625,804)		2,742,458
Liabilities in Excess of Other Assets - (0.0)% (c)		(1,193)
TOTAL NET ASSETS - 100.0%		$2,741,265

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Armada ETFs
July 31, 2024 (Unaudited)
	Intelligent Real Estate ETF	Residential REIT ETF
ASSETS:
Investments, at value (Note 2)	$3,732,527	$2,742,458
Dividends receivable	620	—
Interest receivable	88	51
Total assets	3,733,235	2,742,509

LIABILITIES:
Payable to adviser (Note 4)	1,802	1,244
Payable to custodian	1,731	—
Total liabilities	3,533	1,244
NET ASSETS	$3,729,702	$2,741,265

NET ASSETS CONSISTS OF:
Paid-in capital	$3,554,592	$3,078,559
Total distributable earnings/(accumulated losses)	175,110	(337,294)
Total net assets	$3,729,702	$2,741,265

Net assets	$3,729,702	$2,741,265
Shares issued and outstanding(a)	175,000	150,000
Net asset value per share	$21.31	$18.28

COST:
Investments, at cost	$3,479,714	$2,625,804

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Armada ETFs
For the Six Months Ended July 31, 2024 (Unaudited)

	Intelligent Real Estate ETF	Residential REIT ETF
INVESTMENT INCOME:
Dividend income	$73,635	$39,901
Interest income	688	1,194
Total investment income	74,323	41,095

EXPENSES:
Investment advisory fee (Note 4)	10,091	6,616
Total expenses	10,091	6,616
NET INVESTMENT INCOME	64,232	34,479

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/(loss) from:
Investments	(405)	20,737
Net realized gain/(loss)	(405)	20,737
Net change in unrealized appreciation on:
Investments	384,560	285,615
Net change in unrealized appreciation	384,560	285,615
Net realized and unrealized gain	384,155	306,352
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$448,387	$340,831

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Armada ETFs

	Intelligent Real Estate ETF		Residential REIT ETF
	Period ended July 31, 2024 (Unaudited)	Period ended January 31, 2024(a)	Period ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
OPERATIONS:
Net investment income	$64,232	$41,973	$34,479	$74,718
Net realized gain/(loss)	(405)	(65,480)	20,737	(521,650)
Net change in unrealized appreciation/(depreciation)	384,560	(131,746)	285,615	272,249
Net increase/(decrease) in net assets from operations	448,387	(155,253)	340,831	(174,683)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(68,740)	(49,284)	(36,108)	(75,134)
Return of capital	—	(16,350)	—	(30,774)
Total distributions to shareholders	(68,740)	(65,634)	(36,108)	(105,908)

CAPITAL TRANSACTIONS:
Subscriptions	1,955,015	3,574,557	372,316	1,102,306
Redemptions	(1,958,630)	—	(156,674)	(2,739,382)
Net increase (decrease) in net assets from capital transactions	(3,615)	3,574,557	215,642	(1,637,076)

NET INCREASE (DECREASE) IN NET ASSETS	376,032	3,353,670	520,365	(1,917,667)

NET ASSETS:
Beginning of the period	3,353,670	—	2,220,900	4,138,567
End of the period	$3,729,702	$3,353,670	$2,741,265	$2,220,900

SHARES TRANSACTIONS
Subscriptions	100,000	175,000	20,000	70,000
Redemptions	(100,000)	—	(10,000)	(180,000)
Total increase/(decrease) in shares outstanding	—	175,000	10,000	(110,000)

(a)	Inception date of the Fund was June 12, 2023.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Intelligent Real Estate ETF
For a share outstanding throughout the periods presented

	Period ended July 31, 2024 (Unaudited)	Period ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.16	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.37	0.33
Net realized and unrealized gain (loss) on investments(c)	2.17	(0.77)
Total from investment operations	2.54	(0.44)

LESS DISTRIBUTIONS FROM:
From net investment income	(0.39)	(0.30)
Return of capital	—	(0.10)
Total distributions	(0.39)	(0.40)

Net asset value, end of period	$21.31	$19.16

TOTAL RETURN(d)	13.43%	(2.15)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,730	$3,354
Ratio of expenses to average net assets(e)	0.59%	0.59%
Ratio of net investment income to average net assets(e)	3.76%	2.69%
Portfolio turnover rate(d)(f)	86%	69%

(a)	Inception date of the Fund was June 12, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Residential REIT ETF
For a share outstanding throughout the periods presented

	Period ended July 31, 2024 (Unaudited)	Year ended January 31, 2024	Period ended January 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of year/period	$15.86	$16.55	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.26	0.30	0.25
Net realized and unrealized gain (loss) on investments(c)	2.42	(0.56)	(3.36)
Total from investment operations	2.68	(0.26)	(3.11)

LESS DISTRIBUTIONS FROM:
From net investment income	(0.26)	(0.31)	(0.24)
From net realized gains	—	—	(0.10)
Return of capital	—	(0.12)	—
Total distributions	(0.26)	(0.43)	(0.34)

Net asset value, end of year/period	$18.28	$15.86	$16.55

TOTAL RETURN(d)	16.94%	(1.39)%	(15.56)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$2,741	$2,221	$4,139
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	3.13%	1.93%	1.59%
Portfolio turnover rate(d)(f)	9%	57%	15%

(a)	Inception date of the Fund was February 28, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years/periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year/periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Armada ETFs
July 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Intelligent Real Estate ETF and Residential REIT ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Armada ETF Advisors LLC (“Armada” or the “Sub-Adviser”), serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Intelligent Real Estate ETF commenced operations on June 12, 2023 and the Residential REIT ETF commenced operations on February 28, 2022.

The investment objective for each Fund is to seek total return.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2024:

Intelligent Real Estate ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$3,732,527	$—	$—	$3,732,527
Total Investments	$3,732,527	$—	$—	$3,732,527

Residential REIT ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$2,738,203	$—	$—	$2,738,203
Money Market Funds	4,255	—	—	4,255
Total Investments	$2,742,458	$—	$—	$2,742,458

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Concentration Risk. Each Fund’s investments will be concentrated in the real estate industry. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B.	Convertible Securities Risk (Residential REIT ETF Only). Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Convertible securities are also subject to counterparty risk which is the likelihood or probability that one of the parties involved in an agreement, or participating in a transaction, might default on its contractual obligation. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund which could affect the Fund’s performance.

C.	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with each Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

D.	Data Risk (Intelligent Real Estate ETF Only). The Sub-Adviser relies heavily on publicly available data about non-traded REITs and publicly-traded REITs. If data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the data been correct and complete.

E.	Debt Securities Risk. Each Fund invests in debt securities, such as bonds and certain asset-backed securities, that involve certain risks, including:

●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” or repay the security prior to its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income.

●	Event Risk. Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

F.	Derivatives Risk (Residential REIT ETF Only). The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

●	Swap Agreements Risk. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, and leverage risk. Swap agreements could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund, if the reference index, security, or investments do not perform as expected, or if the counterparty defaults.

●	Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

G.	ETF Risk.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. or The Nasdaq Stock Market, LLC (each, an “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

H.	Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

I.	Foreign Securities Risk (Residential REIT ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

J.	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

K.	Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s (defined below) success or failure to implement investment strategies for the Funds. In addition, for the Intelligent Real Estate ETF, the Sub-Adviser’s strategy is based on its analysis of both non-traded REITs and publicly-traded REITs. A number of factors, such as the location and quality of actual real estate included in a REIT, as well as tenancy rates and leverage, can have a significant impact on a REIT’s performance and cause the performance of REITs with similar asset allocations to vary widely performance-wise. Further, REITs are sensitive to socio-economic trends, such as work-from home, demographic shifts, and interest rate changes. The Sub-Adviser analyzes such factors for the Fund’s investment strategy. However, the Sub-Adviser’s analysis concerning particular REITs may prove to be inaccurate, which could cause the Fund’s portfolio to behave differently than anticipated.

L.	Newer Adviser Risk. The Sub-Adviser has been a registered investment adviser since January 2022 and had not previously served as an adviser or sub-adviser to an investment company. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser and it is possible that the Sub-Adviser may not achieve the Funds’ intended investment objective under the Sub-Adviser’s management.

M.	Newer Fund Risk. The Funds are newer with a limited operating history. As a result, prospective investors do not have a limited track record or history on which to base their investment decisions.

N.	Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall values to decline to a greater degree than if the Funds held more diversified portfolios.

O.	Other Investment Companies Risk (Residential REIT ETF Only). By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

P.	Real Estate Securities Risk (Residential REIT ETF Only). Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in Residential REITs and Real Estate-Related Securities. Investing in Residential REITs and Real Estate-Related Securities may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in Residential REITs and Real Estate-Related Securities. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

Q.	Real Estate Securities Risk (Intelligent Real Estate ETF Only). Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in certain REITs. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

R.	REIT Risk. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Funds’ Statement of Additional Information (“SAI”). Through its investments in REITs, each Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Funds invest in REITs concentrated in specific geographic areas or property types, the Funds may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses. The valuation methods used by public, non-traded REITs to value underlying holdings may differ from the valuation methods used by publicly-traded REITs in which each Fund invests. As a result, the underlying valuations of properties held by public, non-traded REITs may diverge from valuations of properties held by publicly-traded REITs.

S.	Mortgage-Related Securities (“MBS”) Risk. Mortgage-related securities, including CMBS (defined below) and RMBS (defined below), may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

●	Commercial Mortgage-Backed Securities (“CMBS”) Risk (Intelligent Real Estate ETF Only). CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

●	Residential Mortgage-Backed Securities (“RMBS”) Risk. RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser provides oversight of the Sub-Adviser and is responsible for reviewing of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Management Fee
Intelligent Real Estate ETF	0.59%
Residential REIT ETF	0.60%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fee incurred are paid monthly to the Adviser. Investment Advisory Fee for the six-months ended July 31, 2024 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by Funds’ Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by each Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions was as follows:

Fund	Purchases	Sales
Intelligent Real Estate ETF	$2,966,670	$2,930,276
Residential REIT ETF	226,879	212,157

For the period ended July 31, 2024, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended July 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Intelligent Real Estate ETF	$1,927,798	$1,932,712
Residential REIT ETF	368,282	154,568

Note 6 – Income Taxes And Distributions To Shareholders

The tax character of distributions paid during the six months ended July 31, 2024 (estimated) and the period ended January 31, 2024, was as follows:

Fund	Distributions paid from:	July 31, 2024	January 31, 2024
Intelligent Real Estate ETF	Ordinary income	$68,740	$49,284
Intelligent Real Estate ETF	Return of Capital	—	16,350
Residential REIT ETF	Ordinary income	36,108	75,134
Residential REIT ETF	Return of Capital	—	30,774

As of January 31, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Intelligent Real Estate ETF	Residential REIT ETF
Investments, at cost(1)	$3,509,890	$2,426,505
Gross tax unrealized appreciation	36,259	90,942
Gross tax unrealized depreciation	(191,550)	(283,238)
Net tax unrealized appreciation (depreciation)	(155,291)	(192,296)
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(49,246)	(449,721)
Total distributable earnings/(accumulated losses)	$(204,537)	$(642,017)

(1)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of the fiscal year ended January 31, 2024, the Funds had no late year losses and Residential REIT ETF did not defer any post-October losses. As of the most recent fiscal period ended January 31, 2024, Intelligent Real Estate had deferred short-term post October losses of $49,246. As of the most recent fiscal year ended January 31, 2024, the Residential REIT ETF had short-term capital loss carryovers of $20,478, which do not expire, and long-term capital loss carryovers of $429,243. As of the most recent fiscal period ended January 31, 2024, the Intelligent Real Estate ETF had no short-term capital loss carryovers and no long-term capital loss carryovers.

Note 7 – Share Transactions

Shares of the Residential REIT ETF and the Intelligent Real Estate ETF are listed and traded on the Cboe BZX Exchange, Inc. and The Nasdaq Stock Market, LLC, respectively. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Note 8 – Recent Market Events

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

Note 9 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recorded to or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on February 22, 2024 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Residential REIT ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC (formerly, Toroso Investments, LLC), the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub - advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Armada ETF Advisors LLC (“Armada” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively- managed ETF. The Board noted that the Adviser is responsible for trade execution for the Fund and Armada is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and select peer groups. The Board also considered that because the portfolio investment decision-making for the Fund is performed by Armada, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the Fund on an absolute basis in comparison to the Fund’s benchmark index, the Dow Jones U.S. Select REIT Index. The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (U.S. real estate funds) (the “HAUS Peer Group”), as well as a peer group of ETFs representing a subset of the HAUS Peer Group based on select criteria (the “HAUS Select Peer Group”). The Board noted that the Fund underperformed the Dow Jones U.S. Select REIT Index for the one-year and since inception periods ended December 31, 2023. The Board also noted that the Fund’s performance ranked ninth out of thirty-six funds in the HAUS Peer Group for the one-year period ended February 2, 2024.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to Armada’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.60% was above the HAUS Peer Group and HAUS Select Peer Group averages of 0.45% and 0.55%, respectively, and that the Fund’s expense ratio of 0.60% was above the HAUS Peer Group and HAUS Select Peer Group averages of 0.44% and 0.55%, respectively.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and while the Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

At the meeting held on February 22, 2024, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Armada. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Armada’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Phil Bak who serves as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of Armada involved in the day-to- day activities of the Fund. The Board reviewed the due diligence information provided by Armada, including information regarding Armada’s compliance program, its compliance personnel and compliance record, as well as Armada’s cybersecurity program and business continuity plan. The Board noted that Armada does not currently manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Armada is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Armada had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as Armada’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Armada is responsible for selecting investments for the Fund. Accordingly, the Board considered the performance of the Fund on an absolute basis in comparison to the Fund’s benchmark index, the Dow Jones U.S. Select REIT Index, and in comparison to the HAUS Peer Group. The Board noted that the Fund underperformed the Dow Jones U.S. Select REIT Index for the one-year and since inception periods ended December 31, 2023. The Board also noted that the Fund’s performance ranked ninth out of thirty-six funds in the HAUS Peer Group over the one-year period ended February 2, 2024.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Armada has the necessary expertise and resources in providing investment sub-advisory services in accordance with the Fund’s investment objective and principal investment strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Armada’s continued management.

3.	Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Armada under the HAUS Sub- Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by Armada. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Armada.

Consequently, the Board did not consider the cost of services provided by Armada or profitability from its relationship with the Fund to be material factors for consideration given that Armada is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Armada were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Armada by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Armada.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Armada are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Armada from its association with the Fund. The Board concluded that the benefits Armada may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Armada provides to the Fund; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 3, 2024

* Print the name and title of each signing officer under his or her signature.